OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Schedule of revenues and operating loss by segments
	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2024

Revenues	$4,648	$196	$77	$183	$5,104

Operating loss	$(3,104)	$(1,225)	$(4,000)	$(1,859)	$(10,188)

Net financing income					$379

Share of loss of an associate					$(20)

Loss before taxes on income					$(9,829)
	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2023

Revenues	$819	$28	$300	$148	$1,295

Operating loss	$(5,751)	$(156)	$(4,795)	$(3,995)	$(14,697)

Net financing expenses					$(86)

Loss before taxes on income					$(14,783)

Schedule of major customers
	Six months ended June 30,
	2024	2023
	Unaudited

Customer A (shareholder of a subsidiary)	58%	49%
Customer B	-	22%
Customer C	-	12%
Customer D	26%	-

Schedule of geographical information
	Six months ended June 30,
	2024	2023
	Unaudited

United States	64%	62%
Europe	27%	-
Israel	6%	36%
Africa	3%	2%

	100%	100%

Schedule of percentage of non-current assets
	June 30, 2024	December 31, 2023
	Unaudited	Audited

United States	85%	80%
Israel	15%	20%

	100%	100%